TAXES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2018
TAXES PAYABLE
Schedule of taxes payable
	March 31, 2018	March 31, 2017
Income tax payable	$12,558,211	$2,210,235
Value added tax payable	6,725,654	1,759,015
Other taxes payable	775,963	119,396

Total taxes payable	$20,059,828	$4,088,646